BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2024
BASIS OF PRESENTATION
BASIS OF PRESENTATION
1	BASIS OF PRESENTATION

Nature of operations

Bragg Gaming Group Inc. and its subsidiaries (the "Company" or the "Group") is primarily a B2B online gaming technology platform and casino content aggregator.

The registered and head office of the Company is located at 130 King Street West, Suite 1955, Toronto, Ontario, Canada M5X 1E3.

Statement of compliance and basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with IFRS® Accounting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB") and the interpretations issued by the International Financial Reporting Interpretations Committee.

These consolidated financial statements are prepared on a historical cost basis except for financial instruments classified at fair value through profit or loss (“FVTPL”) or fair value through other comprehensive income (“FVOCI”) which are measured at fair value. The material accounting policy information set out in Note 2 have been applied consistently in the preparation of the consolidated financial statements for all periods presented, unless otherwise stated.

The preparation of consolidated financial statements requires the use of certain critical accounting estimates. It also requires Group management to exercise judgment in applying the Group's accounting policies. The areas where significant judgments and estimates have been made in preparing the consolidated financial statements and their effect are disclosed in Note 3.

These consolidated financial statements have been prepared on the going concern basis, which assumes that the Company will be able to continue as a going concern and realize its assets and discharge its liabilities in the normal course of business.

These consolidated financial statements were, at the recommendation of the audit committee, approved and authorized for issuance by the Company’s Board of Directors on March 20, 2025.

Changes in accounting policies

a)	New standards, interpretations and amendments adopted from January 1, 2024

The following amendments are effective for the period beginning January 1, 2024:

●	Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7)

On 25 May 2023, the IASB issued Supplier Finance Arrangements, which amended IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures. The amendments require entities to provide certain specific disclosures (qualitative and quantitative) related to supplier finance arrangements. The amendments also provide guidance on characteristics of supplier finance arrangements.

1	BASIS OF PRESENTATION (CONTINUED)

Changes in accounting policies (continued)

These amendments had no effect on the consolidated financial statements of the Group.

●	Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)

On 22 September 2022, the IASB issued amendments to IFRS 16 —Lease Liability in a Sale and Leaseback (the Amendments). Prior to the Amendments, IFRS 16 did not contain specific measurement requirements for lease liabilities that may contain variable lease payments arising in a sale and leaseback transaction. In applying the subsequent measurement requirements of lease liabilities to a sale and leaseback transaction, the Amendments require a seller-lessee to determine ‘lease payments’ or ‘revised lease payments’ in a way that the seller-lessee would not recognize any amount of the gain or loss that relates to the right of use retained by the seller-lessee.

These amendments had no effect on the consolidated financial statements of the Group.

●	Classification of Liabilities as Current or Non-Current and Non-Current Liabilities with Covenants (Amendments to IAS 1)

The IASB issued amendments to IAS 1 in January 2020 Classification of Liabilities as Current or Non-current and subsequently, in October 2022 Non-current Liabilities with Covenants. The amendments clarify the following:

o	An entity's right to defer settlement of a liability for at least twelve months after the reporting period must have substance and must exist at the end of the reporting period.
o	If an entity’s right to defer settlement of a liability is subject to covenants, such covenants affect whether that right exists at the end of the reporting period only if the entity is required to comply with the covenant on or before the end of the reporting period.
o	The classification of a liability as current or non-current is unaffected by the likelihood that the entity will exercise its right to defer settlement.
o	In case of a liability that can be settled, at the option of the counterparty, by the transfer of the entity’s own equity instruments, such settlement terms do not affect the classification of the liability as current or non-current only if the option is classified as an equity instrument.

These amendments had no effect on the consolidated financial statements of the Group.

1	BASIS OF PRESENTATION (CONTINUED)

Changes in accounting policies (continued)

b)	New standards, interpretations and amendments not yet effective

There are a number of standards, amendments to standards, and interpretations which have been issued by the IASB that are effective in future accounting periods that the Group has decided not to adopt early.

The following amendments are effective for the annual reporting period beginning 1 January 2025:

●	Lack of Exchangeability (Amendment to IAS 21 The Effects of Changes in Foreign Exchange Rates)

The following amendments are effective for the annual reporting period beginning 1 January 2026:

●	Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 Financial Instruments and IFRS 7)
●	Contracts Referencing Nature-dependent Electricity (Amendments to IFRS 9 and IFRS 7)

The following standards and amendments are effective for the annual reporting period beginning 1 January 2027:

●	IFRS 18 Presentation and Disclosure in Financial Statements
●	IFRS 19 Subsidiaries without Public Accountability: Disclosures.

The Group is currently assessing the effect of these new accounting standards and amendments. IFRS 18 Presentation and Disclosure in Financial Statements, which was issued by the IASB in April 2024 supersedes IAS 1 and will result in major consequential amendments to IFRS Accounting Standards including IAS 8 Basis of Preparation of Financial Statements (renamed from Accounting Policies, Changes in Accounting Estimates and Errors). Even though IFRS 18 will not have any effect on the recognition and measurement of items in the consolidated financial statements, it is expected to have a significant effect on the presentation and disclosure of certain items. These changes include categorization and sub-totals in the statement of profit or loss, aggregation/disaggregation and labelling of information, and disclosure of management-defined performance measures.

Issued in May 2024, IFRS 19 allows for certain eligible subsidiaries of parent entities that report under IFRS Accounting Standards to apply reduced disclosure requirements. The Company does not expect this standard to have an impact on its operations or financial statements.